GOODWILL AND INTANGIBLE ASSETS, NET - Schedule of estimated future amortization expense of other intangible assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
2025	$ 63.9
2026	29.1
2027	26.0
2028	24.8
2029	23.4
Thereafter	34.2
Intangible assets, net:	$ 201.4	$ 194.1